Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts paid during the year:
Withholding income tax paid on behalf of third-parties	$ 1,307	$ 1,403	$ 1,413
Transactions not involving cash
Purchase of property, plant and equipment on credit	1,081		19
Lease	10,107	14,992	6,923
Provision for decommissioning costs	6,393	2,641	3,260
Use of tax credits and judicial deposit for the payment of contingency	256	144	1,236
Remeasurement of property, plant and equipment acquired in previous periods		5	24
Earnout related to Atapu and Sépia fields	$ 268	$ 280	$ 694